Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	PUTNAM INVESTMENT FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0000932101
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Trading Symbol	dei_TradingSymbol	PIF
Document Creation Date	dei_DocumentCreationDate	Jun. 26, 2020
Document Effective Date	dei_DocumentEffectiveDate	Jun. 30, 2020
Prospectus Date	rr_ProspectusDate	Jul. 30, 2020
Putnam Small Cap Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund summary
Objective [Heading]	rr_ObjectiveHeading	Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 12 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 108%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	108.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 12 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Investments, risks, and performance
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Investments
		We invest mainly in common stocks of small U.S. companies, with a focus on value stocks. Value stocks are issued by companies that we believe are currently undervalued by the market. If we are correct and other investors ultimately recognize the value of the company, the price of its stock may rise. Under normal circumstances we invest at least 80% of the fund’s net assets in companies of a size similar to those in the Russell 2000 Value Index. This policy may be changed only after 60 days’ notice to shareholders. As of April 30, 2020, the index was composed of companies having market capitalizations of between approximately $14.5 million and $6.9 billion. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.
Risk [Heading]	rr_RiskHeading	Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	It is important to understand that you can lose money by investing in the fund.

The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. Value stocks may fail to rebound, and the market may not favor value-style investing. These risks are generally greater for small and midsize companies. From time to time, the fund may invest a significant portion of its assets in companies in one or more related industries or sectors, which would make the fund more vulnerable to adverse developments affecting those industries or sectors.

There is no guarantee that the investment techniques, analyses, or judgements that we apply in making investment decisions for the fund will produce the intended outcome or that the investments we select for the fund will perform as well as the other securities that were not selected for the fund. We, or the fund’s other service providers, may experience disruptions or operating errors that could negatively impact the fund.

		The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to understand that you can lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund's performance year to year and over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	putnam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that past performance is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns for class A shares before sales charges
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date performance through 3/31/20 −40.59% Best calendar quarter Q4 2010 16.72% Worst calendar quarter Q4 2018 −23.16%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(40.59%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.16%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns after sales charges (for periods ended 12/31/19)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for class A shares only and will vary for other classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

		Class B share performance reflects conversion to class A shares after six years.
Putnam Small Cap Value Fund | Russell 2000 Value Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.39%	[1]
5 Years	rr_AverageAnnualReturnYear05	6.99%	[1]
10 Years	rr_AverageAnnualReturnYear10	10.56%	[1]
Putnam Small Cap Value Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Management fees	rr_ManagementFeesOverAssets	0.62%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.36%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.33%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.56%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 725
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,039
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,376
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,325
Annual Return 2010	rr_AnnualReturn2010	25.70%
Annual Return 2011	rr_AnnualReturn2011	(4.95%)
Annual Return 2012	rr_AnnualReturn2012	16.95%
Annual Return 2013	rr_AnnualReturn2013	38.00%
Annual Return 2014	rr_AnnualReturn2014	3.46%
Annual Return 2015	rr_AnnualReturn2015	(3.88%)
Annual Return 2016	rr_AnnualReturn2016	26.59%
Annual Return 2017	rr_AnnualReturn2017	7.91%
Annual Return 2018	rr_AnnualReturn2018	(19.81%)
Annual Return 2019	rr_AnnualReturn2019	23.92%
Label	rr_AverageAnnualReturnLabel	before taxes
1 Year	rr_AverageAnnualReturnYear01	16.79%
5 Years	rr_AverageAnnualReturnYear05	4.22%
10 Years	rr_AverageAnnualReturnYear10	9.39%
Putnam Small Cap Value Fund | Class A | after taxes on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.38%
5 Years	rr_AverageAnnualReturnYear05	0.90%
10 Years	rr_AverageAnnualReturnYear10	7.49%
Putnam Small Cap Value Fund | Class A | after taxes on distributions and sale of fund shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.16%
5 Years	rr_AverageAnnualReturnYear05	2.44%
10 Years	rr_AverageAnnualReturnYear10	7.22%
Putnam Small Cap Value Fund | Class B
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[3]
Management fees	rr_ManagementFeesOverAssets	0.62%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.36%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.33%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.31%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 734
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,021
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,435
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,286
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	234
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	721
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,235
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,286
Label	rr_AverageAnnualReturnLabel	before taxes
1 Year	rr_AverageAnnualReturnYear01	18.02%
5 Years	rr_AverageAnnualReturnYear05	4.44%
10 Years	rr_AverageAnnualReturnYear10	9.55%
Putnam Small Cap Value Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Management fees	rr_ManagementFeesOverAssets	0.62%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.36%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.33%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.31%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 334
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	721
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,235
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,646
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	234
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	721
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,235
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,646
Label	rr_AverageAnnualReturnLabel	before taxes
1 Year	rr_AverageAnnualReturnYear01	22.10%
5 Years	rr_AverageAnnualReturnYear05	4.68%
10 Years	rr_AverageAnnualReturnYear10	9.22%
Putnam Small Cap Value Fund | Class R
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.62%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.36%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.33%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 184
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	569
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	980
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,127
Label	rr_AverageAnnualReturnLabel	before taxes
1 Year	rr_AverageAnnualReturnYear01	23.69%
5 Years	rr_AverageAnnualReturnYear05	5.19%
10 Years	rr_AverageAnnualReturnYear10	9.76%
Putnam Small Cap Value Fund | Class R5
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.62%
Other expenses	rr_OtherExpensesOverAssets	0.28%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.33%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.23%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 125
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	390
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	676
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,489
Label	rr_AverageAnnualReturnLabel	before taxes	[5]
1 Year	rr_AverageAnnualReturnYear01	24.14%	[5]
5 Years	rr_AverageAnnualReturnYear05	5.78%	[5]
10 Years	rr_AverageAnnualReturnYear10	10.35%	[5]
Putnam Small Cap Value Fund | Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.62%
Other expenses	rr_OtherExpensesOverAssets	0.18%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.33%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.13%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 115
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	359
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	622
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,375
Label	rr_AverageAnnualReturnLabel	before taxes	[5]
1 Year	rr_AverageAnnualReturnYear01	24.44%	[5]
5 Years	rr_AverageAnnualReturnYear05	5.90%	[5]
10 Years	rr_AverageAnnualReturnYear10	10.43%	[5]
Putnam Small Cap Value Fund | Class Y
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.62%
Other expenses	rr_OtherExpensesOverAssets	0.36%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.33%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.31%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 133
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	415
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	718
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,579
Label	rr_AverageAnnualReturnLabel	before taxes
1 Year	rr_AverageAnnualReturnYear01	24.18%
5 Years	rr_AverageAnnualReturnYear05	5.73%
10 Years	rr_AverageAnnualReturnYear10	10.32%

[1]	Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell(R) is a trademark of Frank Russell Company.
[2]	Applies only to certain redemptions of shares bought with no initial sales charge.
[3]	This charge is phased out over six years.
[4]	This charge is eliminated after one year.
[5]	Performance for class R5 and class R6 shares prior to their inception (11/1/13) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R5 and class R6 shares; had it, returns would have been higher.